SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Depreciation and Amortization (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 2,001,688	$ 1,261,869	$ 3,992,364	$ 2,023,923
Depreciation – right-of-use assets	1,734,020	856,859	3,285,854	1,713,338
Amortization – intangible assets	1,825,651	620,444	3,196,798	985,165
Depreciation and amortization	$ 5,561,359	$ 2,739,172	$ 10,475,016	$ 4,722,426